Segment Reporting (Notes)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Segment Reporting
We view each casino property as an operating segment and aggregate such casino properties into three regionally-focused reportable segments: (i) Las Vegas, (ii) Other U.S. and (iii) All Other, which is consistent with how we manage the business. These segments include the following properties:

Las Vegas	Other U.S.	All Other
Bally's Las Vegas	Bally's Atlantic City (2)	Management Companies (2)	Other
Caesars Palace Las Vegas (2)	Caesars Atlantic City (2)	Caesars Cairo	Caesars Interactive Entertainment
The Cromwell	Harrah's Atlantic City	Caesars Windsor
Flamingo Las Vegas	Harrah's Council Bluffs (2)	Harrah's Ak-Chin
Harrah's Las Vegas	Harrah's Gulf Coast (2)	Harrah's Cherokee
The LINQ Hotel & Casino	Harrah's Joliet (2)	Harrah's Cherokee Valley River
Paris Las Vegas	Harrah's Lake Tahoe (2)	Harrah's Resort Southern California
Planet Hollywood Resort & Casino	Harrah's Laughlin (2)	Horseshoe Baltimore (1)
Rio All-Suites Hotel & Casino	Harrah's Louisiana Downs (2)	The London Clubs Cairo-Ramses
LINQ Promenade/High Roller	Harrah's Metropolis (2)
	Harrah's New Orleans	International (2)
	Harrah's North Kansas City (2)	Alea Glasgow
	Harrah's Philadelphia (2)	Alea Nottingham
	Harrah's Reno (2)	The Casino at the Empire
	Harveys Lake Tahoe (2)	Emerald Safari
	Horseshoe Baltimore (until Q3) (1)	Manchester235
	Horseshoe Bossier City (2)	Playboy Club London
	Horseshoe Council Bluffs (2)	Rendezvous Brighton
	Horseshoe Hammond (2)	Rendezvous Southend-on-Sea
	Horseshoe Southern Indiana (2)	The Sportsman
Horseshoe Tunica (2)
Tunica Roadhouse (2)
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(1)	Horseshoe Baltimore is 41% owned, and was deconsolidated and held as an equity-method investment effective August 31, 2017.

(2)	These properties were not consolidated with CEC prior to the Effective Date.
We revised our presentation from two reportable segments to the three listed above as of the Effective Date, in conjunction with the CAC Merger and CEOC’s emergence from bankruptcy, because the way in which Caesars management assesses results and allocates resources is aligned in accordance with these segments. When CEOC filed for reorganization, we concluded that CEOC was a VIE and that we were not the primary beneficiary; therefore, we no longer consolidated CEOC. After the Effective Date, CEOC LLC’s results are consolidated with CEC.
The results of each reportable segment presented below are consistent with the way management assesses these results and allocates resources, which is a consolidated view that adjusts for the effect of certain transactions between reportable segments within Caesars, as described below.
“All Other” includes managed, international and other properties as well as parent, consolidating, and other adjustments to reconcile to consolidated Caesars results.
Condensed Statements of Operations - By Segment

	Year Ended December 31, 2017
(In millions)	Las Vegas	Other U.S.	All Other	Elimination	Caesars
Other revenue	$465	$94	$44	$(7)	$596
Net revenues	2,915	1,758	202	(7)	4,868
Depreciation and amortization	420	186	20	—	626
Income/(loss) from operations	549	199	(211)	—	537
Interest expense	(65)	(153)	(555)	—	(773)
Gain on deconsolidation of subsidiary	—	31	—	—	31
Restructuring and support expenses	—	(177)	(1,851)	—	(2,028)
Loss on extinguishment of debt	(4)	(13)	(215)	—	(232)
Other income	4	1	90	—	95
Income tax benefit	—	2	1,993	—	1,995

	Year Ended December 31, 2016
(In millions)	Las Vegas	Other U.S.	All Other	Elimination	Caesars
Other revenues	$418	$67	$12	$—	$497
Net revenues	2,622	1,209	46	—	3,877
Depreciation and amortization	344	90	5	—	439
Income/(loss) from operations	526	163	(463)	—	226
Interest expense	(21)	(30)	(548)	—	(599)
Restructuring and support expenses	—	—	(5,729)	—	(5,729)
Other losses	—	—	(29)	—	(29)
Income tax benefit/(provision)	1	—	(328)	—	(327)

	Year Ended December 31, 2015
(In millions)	Las Vegas	Other U.S.	All Other	Elimination	Caesars
Other revenues	$379	$70	$26	$—	$475
Net revenues	2,561	1,318	78	—	3,957
Depreciation and amortization	278	80	16	—	374
Income/(loss) from operations	535	192	(409)	—	318
Interest expense	(16)	(27)	(640)	—	(683)
Gain on deconsolidation of subsidiary	—	—	7,125	—	7,125
Restructuring and support expenses	—	—	(1,017)	—	(1,017)
Other income	—	—	7	—	7
Income tax benefit	—	—	106	—	106

Adjusted EBITDA - by Segment
Adjusted EBITDA is presented as a measure of the Company’s performance. Adjusted EBITDA is defined as revenues less operating expenses and is comprised of net income/(loss) before (i) interest expense, net of interest capitalized and interest income, (ii) income tax (benefit)/provision, (iii) depreciation and amortization, (iv) corporate expenses, and (v) certain items that we do not consider indicative of its ongoing operating performance at an operating property level.
In evaluating Adjusted EBITDA you should be aware that, in the future, we may incur expenses that are the same or similar to some of the adjustments in this presentation. The presentation of Adjusted EBITDA should not be construed as an inference that future results will be unaffected by unusual or unexpected items.
Adjusted EBITDA is a non-GAAP financial measure commonly used in our industry and should not be construed as an alternative to net income/(loss) as an indicator of operating performance or as an alternative to cash flow provided by operating activities as a measure of liquidity (as determined in accordance with GAAP). Adjusted EBITDA may not be comparable to similarly titled measures reported by other companies within the industry. Adjusted EBITDA is included because management uses Adjusted EBITDA to measure performance and allocate resources, and believes that Adjusted EBITDA provides investors with additional information consistent with that used by management.

	Year Ended December 31, 2017
(In millions)	Las Vegas	Other U.S.	All Other	Elimination	Caesars
Net income/(loss) attributable to Caesars	$484	$(103)	$(749)	$—	$(368)
Net loss attributable to noncontrolling interests	—	(7)	—	—	(7)
Income tax benefit	—	(2)	(1,993)	—	(1,995)
Gain on deconsolidation of subsidiary	—	(31)	—	—	(31)
Restructuring and support expenses	—	177	1,851	—	2,028
Loss on extinguishment of debt	4	13	215	—	232
Other income	(4)	(1)	(90)	—	(95)
Interest expense	65	153	555	—	773
Depreciation and amortization	420	186	20	—	626
Other operating costs (1)	25	3	37	—	65
Stock-based compensation expense	4	3	36	—	43
Other items (2)	5	5	80	—	90
Adjusted EBITDA	$1,003	$396	$(38)	$—	$1,361

	Year Ended December 31, 2016
(In millions)	Las Vegas	Other U.S.	All Other	Elimination	Caesars
Net income/(loss) attributable to Caesars	$506	$129	$(3,684)	$—	$(3,049)
Net income/(loss) attributable to noncontrolling interests	—	4	(33)	—	(29)
Discontinued operations, net of income taxes	—	—	(3,380)	—	(3,380)
Income tax (benefit)/provision	(1)	—	328	—	327
Restructuring and support expenses	—	—	5,729	—	5,729
Other losses	—	—	29	—	29
Interest expense	21	30	548	—	599
Depreciation and amortization	344	90	5	—	439
Other operating costs (1)	8	—	83	—	91
CIE stock-based compensation	—	—	189	—	189
Stock-based compensation expense	3	2	38	—	43
Other items (2)	—	4	77	—	81
Adjusted EBITDA	$881	$259	$(71)	$—	$1,069

	Year Ended December 31, 2015
(In millions)	Las Vegas	Other U.S.	All Other	Elimination	Caesars
Net income attributable to Caesars	$519	$179	$5,314	$—	$6,012
Net income/(loss) attributable to noncontrolling interests	—	(14)	13	—	(1)
Discontinued operations, net of income taxes	—	—	(155)	—	(155)
Income tax benefit	—	—	(106)	—	(106)
Gain on deconsolidation of subsidiary	—	—	(7,125)	—	(7,125)
Restructuring and support expenses	—	—	1,017	—	1,017
Other income	—	—	(7)	—	(7)
Interest expense	16	27	640	—	683
Depreciation and amortization	278	80	16	—	374
Other operating costs (1)	10	6	146	—	162
CIE stock-based compensation	—	—	31	—	31
Stock-based compensation expense	3	2	66	—	71
Other items (2)	2	—	62	—	64
Adjusted EBITDA	$828	$280	$(88)	$—	$1,020

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(1)
Amounts primarily represent costs incurred in connection with property openings and expansion projects at existing properties, costs associated with the development activities and reorganization activities, and/or recoveries associated with such items.

(2)
Other items includes other add-backs and deductions to arrive at Adjusted EBITDA but not separately identified such as litigation awards and settlements, costs associated with CEOC’s restructuring and related litigation, severance and relocation costs, sign-on and retention bonuses, permit remediation costs, and business optimization expenses.

Condensed Balance Sheets - By Segment

	As of December 31, 2017
(In millions)	Las Vegas	Other U.S.	All Other	Elimination	Caesars
Total assets	$14,145	$6,865	$7,458	$(3,032)	$25,436
Total liabilities	5,239	5,012	11,780	108	22,139

	As of December 31, 2016
(In millions)	Las Vegas	Other U.S.	All Other	Elimination	Caesars
Total assets	$8,590	$1,581	$7,901	$(3,136)	$14,936
Total liabilities	466	478	15,599	—	16,543